CRITICAL ACCOUNTING POLICIES AND ESTIMATES	12 Months Ended
Dec. 31, 2019
CRITICAL ACCOUNTING POLICIES AND ESTIMATES
CRITICAL ACCOUNTING POLICIES AND ESTIMATES

2.    CRITICAL ACCOUNTING POLICIES AND ESTIMATES

The preparation of these Consolidated Financial Statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires Senior Management to make judgements in applying the accounting standards to define the Group’s accounting policies.

The Group has identified the following areas which involve a higher degree of judgement or complexity, or areas where assumptions and estimates are material for these Consolidated Financial Statements which are essential to understand the underlying accounting/financial reporting risks:

a-    Fair value of derivatives and other instruments

The fair value of financial instruments not listed in active markets is determined using valuation techniques. Such techniques are validated and reviewed periodically by qualified personnel independent from the area which developed them. All models are assessed and adjusted before being put into use in order to ensure that results reflect current information and comparable market prices. As long as possible, models rely on observable inputs only; however, certain factors such as the Group’s own and the counterparty’s credit risk, volatilities and correlations, require the use of estimates. Changes in the assumptions of these factors may affect the reported fair value of financial instruments.

b-    Allowances for loan losses

The Group recognizes the allowance for loan losses under the expected credit losses method included in IFRS 9. The most significant judgements of the model relate to defining what is considered to be a significant increase in credit risk, determining the life of revolving facilities, and in making assumptions and estimates to incorporate relevant information about past events, current conditions and forecasts of economic conditions. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective and very sensitive to the risk factors.

Note 1.12 provides more detail of how the expected credit loss allowance is measured.

c-    Impairment of Non-Financial Assets

Intangible assets with definite useful life and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. The Group monitors the conditions associated with these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term and whether there are factors or circumstances indicating impairment in the value of the assets which might not be recoverable.

Identifying the indicators of impairment of property, plant and equipment and intangible assets requires the use of judgment. The Group has concluded that there were no indicators of impairment for any of the years reported in its consolidated financial statements.

Assets with indefinite useful life are tested for impairment. This process require Management to make judgements, including the identification of cash-generating units, the identification and allocation of assets and liabilities to a cash-generating unit and the definition of their recoverable value. When calculating the recoverable value of a cash-generating unit, the Group use estimates and significant judgments and assumptions.

Although the Group believes that assumptions and forecasts used are suitable in virtue of the information available for the administration, changes in assumptions or circumstances may require changes in the assessment. Negative changes in assumptions used in impairment tests of assets with indefinite useful life may result in a potential impairment recognition.

d-    Structured Entities

Assessing whether the Group controls a structured entity requires Management to make, judgments.

Management assesses its exposure to risks and rewards, as well as its ability to make decisions and direct the relevant activities of such structured entity. Structured entities controlled by the Group are subject to consolidation. The following elements were used to determine if the Group controls a structured entity:

•	The purpose and design of the trust
•	Identification of relevant activities of the trust
•	Decision-making process on these activities
•	If the Group has the power to direct the relevant activities of the trust
•	If the Group is exposed to, or has rights to, variable returns from its involvement with the trust
•	If the Group has the ability to affect those returns through its power over the trust

If Structured Entities were not consolidated by the Group, the consolidated income statement would record a loss of 13,234, 91,227 and 59,155 as of December 31, 2019, 2018 and 2017 respectively. See Note 1.3 for further information on the Group´s exposure to structured entities.

e-    Income tax and deferred tax

A significant level of judgment is required to determine current and deferred tax assets and liabilities. Current income tax is measured at the amount expected to be paid while deferred income tax is measured based on the temporary differences between the carrying amount of assets and liabilities and their tax base, at the rates expected to be in force at the time of reversal of such differences.

A deferred tax asset is recognized when future taxable income is expected to exist to offset such temporary differences, based on Management’s assumptions about the amounts and timing of such future taxable income. Then, management needs to determine whether deferred tax assets are likely to be used and offset against future taxable income. Actual results may differ from these estimates, for instance, changes in the applicable tax laws or the outcome of the final review of the tax returns by the tax authorities and tax courts.

Future taxable income and the number of tax benefits likely to be available in the future are based on a medium term business plan prepared by management on the basis of reasonable expectations.